Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit/(loss)	¥ 42,710	$ 6,106	¥ (52,388)	¥ 97,046
Net profit from discontinued operations				17,774
Net profit/(loss) from continuing operations	42,710	6,106	(52,388)	79,272
Adjustments for:
Depreciation of items of property and equipment	11,456	1,638	10,070	8,317
Amortization of right-of-use assets	13,310	1,903	14,802	15,296
Amortization of other intangible assets	1,625	232	1,793	3,263
Interest on lease liabilities	4,602	658	2,045	1,835
(Gain)/Loss on dissolution of subsidiaries and branches	(4,844)	(693)	8,820	(29,312)
Gain/(loss) from waive of other payables	(13,005)	(1,858)
Other payables from Distoken	25,185	3,601
Fair value (gains)/losses from financial assets at fair value through profit or loss	(3,524)	(504)	21,248	(36,500)
(Reversal)/provision for credit loss of trade receivables	3,288	470	1,827	(2,371)
Reversal of credit loss of other receivables	(25,665)	(3,670)	(1,637)	(9,590)
Foreign exchange differences, net	(51)	(7)	(24)	(3,783)
Gain on disposal of property and equipment	(28,637)	(4,095)
Shares issued in connection with reverse recapitalization	(14,455)	(2,067)
Loss from disposal of equity investment			59,018
Changes in operating assets and liabilities:
Increase in accounts receivables	(58,211)	(8,324)	(27,216)	(140,792)
(Increase)/Decrease in prepayments, other receivables and other assets	2,477	354	(7,551)	(2,493)
Decrease/(Increase) in inventories	1,618	231	(444)	5,039
(Increase)/Decrease in deferred tax assets, net	4,778	683	7,322	(35,469)
Increase/(Decrease) in contract liabilities	14,648	2,095	(19,290)	36,583
Increase/(Decrease) in accounts payables	3,795	543	(31,952)	64,728
Increase in other payables and accruals	45,776	6,546	29,440	82,363
(Decrease)/Increase in tax payable	7,118	1,018	1,627	(15,077)
Increase in right-of-use assets	(12,379)	(1,770)		(1,091)
Payment in lease liabilities	(9,621)	(1,376)	(11,247)	(9,940)
Net cash flows generated from operating activities from continuing operations	11,994	1,714	6,263	10,278
Net cash flows generated from operating activities from discontinued operations				1,223
Total Net cash flows generated from operating activities	11,994	1,714	6,263	11,501
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchases of items of property and equipment	(27)	(4)	(1,126)	(94,652)
Purchases of items of intangible assets			(116)	(8,675)
Long-term investments	(93,214)	(13,329)
Net cash paid for business acquisitions			(9,634)
Short-term investment				84,230
Net cash flows used in investing activities from continuing operations	(93,241)	(13,333)	(10,876)	(19,097)
Net cash flows used in investing activities from discontinued operations				(3,508)
Total Net cash flows used in investing activities	(93,241)	(13,333)	(10,876)	(22,605)
CASH FLOWS USED IN FINANCING ACTIVITIES
Proceeds from issuance of common stocks-cash	192,312	27,500
Payment for listing expenses	(56,267)	(8,046)	(14,069)	(46,442)
Dividends paid to non-controlling interests			(1,269)
New bank and other borrowings	172,640	24,687	45,061	35,274
Repayment of bank and other borrowings	(93,953)	(13,435)	(25,474)	(9,000)
Repayment of advances from third parties	(115,848)	(16,566)	(58,554)	(96,500)
Net cash flows used in financing activities from continuing operations	98,884	14,140	(54,305)	(116,668)
Net cash flows generated used in financing activities from discontinued operations				(115,170)
Total Net cash flows generated used in financing activities	98,884	14,140	(54,305)	(231,838)
Net (decrease)/increase in cash and cash equivalents from continuing operations	17,637	2,521	(58,918)	(125,487)
Net decrease in cash and cash equivalents from discontinued operations				(117,455)
Effect of foreign exchange rate changes, net	51	8	24	2,931
Cash and cash equivalents at beginning of year from continuing operations	126,531	18,094	185,425	307,981
Cash and cash equivalents at beginning of the year from discontinued operations			3,525	120,980
Less: cash and cash equivalents at beginning of the year from discontinued operations			3,525
Cash and cash equivalents at end of year	144,219	20,623	126,531	188,950
Less: cash and cash equivalents at end of the year from discontinued operations				3,525
Cash and cash equivalents at end of the year from continuing operations	144,219	20,623	126,531	185,425
Supplemental disclosures of cash flow information:
Income taxes paid	2,355	337	5,939	9,467
Interest received	217	31	431	127
Interest expense	¥ 2,602	$ 372	¥ 2,176	¥ 3,171